Borrowings	12 Months Ended
Dec. 31, 2025
Disclosure Of Debt Securities [Abstract]
Borrowings
Note 29—Borrowings
As at 31 December 2025 and 2024, the Group’s interest-bearing borrowings were:

€ million	Effective interest rate	Maturity	Amounts outstanding 2025, carried at amortised cost
Non-current
Euro Private Placement 2027
(EUR 140 million under EMTN)	4.00%	May 2027	140
Eurobond 2027 (EUR 500 million)	0.875%	November 2027	499
Eurobond 2028 (EUR 400 million)	2.00%	July 2028	398
Eurobond 2029 (EUR 750 million)	3.50%	January 2029	748
Eurobond 2030 (EUR 500 million)	4.125%	June 2030	497
Eurobond 2033 (EUR 500 million)	4.875%	June 2033	496
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	16
German bond (EUR 50 million), non-listed	4.00%	November 2032	50
US Bond (USD 250 million)	5.30%	April 2043	208
US Bond (USD 500 million)	5.30%	March 2044	414
Hybrid Bond NC5.25 (EUR 500 million)	5.50%	September 2054	495
Hybrid Bond NC8 (EUR 500 million)	6.00%	September 2054	496
Floating Term Loan with European Investment Bank (EUR 300 million)	EURIBOR 6M + 0.867%	June 2032	300
Term Loan Agreement (USD 1,000 million)	SOFR 3M + 2.125%	June 2029	711
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	19
Floating Term Loan Facility (SES Satellites Ventures Sarl), non-listed	SOFR 3M + 2.2%	March 2030	20

Total non-current			5,507

Current
Eurobond 2026 (EUR 650 million)	1.625%	March 2026	650
Term Loan Agreement (USD 1,000 million)	SOFR 3M + 2.125%	June 2029	124
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	16
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	8

Total current			798

€ million	Effective interest rate	Maturity	Amounts outstanding 2024, carried at amortised cost
Non-current
Eurobond 2026 (EUR 650 million)	1.625%	March 2026	651
Euro Private Placement 2027
(EUR 140 million under EMTN)	4.00%	May 2027	140
Eurobond 2027 (EUR 500 million)	0.875%	November 2027	499
Eurobond 2028 (EUR 400 million)	2.00%	July 2028	398
Eurobond 2029 (EUR 750 million)	3.50%	January 2029	746
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	32
German bond (EUR 50 million), non-listed	4.00%	November 2032	50
US Bond (USD 250 million)	5.30%	April 2043	235
US Bond (USD 500 million)	5.30%	March 2044	468
Hybrid Bond NC5.25 (EUR 500 million)	5.50%	September 2054	494
Hybrid Bond NC8 (EUR 500 million)	6.00%	September 2054	496
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	28
Floating Term Loan Facility (SES Satellites Ventures Sarl), non-listed	SOFR 3M + 2.2%	March 2030	10

Total non-current			4,247

Current
German bond (EUR 250 million), non-listed	1.71%	December 2025	250
Fixed Term Loan (LuxGovSat), non-listed	3.30%	December 2027	17
Fixed Term Loan (SES Astra 1P Sarl), non-listed	3.15%	March 2031	6

Total current			273

European Medium-Term Note (‘EMTN’) programme
SES has an EMTN programme enabling SES or SES Americom
,
Inc. to issue as and when required notes up to a maximum aggregate amount of EUR
5,500
 million. As at 31 December 2025, SES had issued EUR
4,440
 million (2024: EUR
3,440
million) under the EMTN programme with maturities ranging from
2026
to
2054
.
German bond issue of EUR 400 million (2025/2026)
In 2018 the Group issued EUR
400
 million in the German bond (‘Schuldschein’) market. The transaction consisted of two individual tranches:

•	a EUR 150 million tranche with a floating interest rate of a six-month EURIBOR plus a margin of 0.8 % and a final maturity date on 18 June 2024 was settled in full at maturity.

•	a EUR 250 million tranche with a fixed interest rate of 1.71%, which was repaid on 18 December 2025.
EUR 650 million Eurobond (2026)
In 2018 SES issued a EUR
500
 million
8-year
bond under the EMTN programme. On the 22 June 2021 SES announced the successful launch and pricing of a tap of its
1.625
% Notes in which it has agreed to sell incremental senior unsecured fixed rate notes of EUR
150

million. These notes were priced at
106.665
% of their nominal value. The bond bears interest at a fixed rate of
1.625
% and has a final maturity date on 22 March 2026.

EUR 500 million Eurobond (2027)
In November 2019, SES issued a EUR 500 million bond under the EMTN programme. The bond has an
8-year
maturity and bears interest at a fixed rate of
0.875
% and has a final maturity date of 4 November 2027.
EUR 140 million Private Placement (2027)
In 2012 SES issued three individual tranches of a total EUR 140 million Private Placement under the EMTN programme with ING Bank N.V. The Private Placement has a
15-year
maturity, beginning 31 May 2012, and bears interest at a fixed rate of 4.00%.
EUR 400 million Eurobond (2028)
In July 2020, SES issued a EUR
400
 million bond under the EMTN programme. The bond has an
8-year
maturity and bears interest at a fixed rate of
2.00
% and has a final maturity date on 2 July 2028.
EUR 750 million Eurobond (2029)
On 14 June 2022, SES issued a EUR
750
 million bond under the EMTN programme. The bond has a
7-year
maturity, bears interest at a fixed rate of
3.50
%, and has a final maturity date on
14 January 2029
.
EUR 500 million Eurobond (2030)
On 24 June 2025, SES issued a EUR
500
 million bond under the EMTN programme. The bond has a
5-year
maturity, bears interest at a fixed rate of
4.125
%, and has a final maturity date on
24 June 2030
.
EUR 500 million Eurobond (2033)
On 24 June 2025, SES issued a EUR 500 million bond under the EMTN programme. The bond has a
8-year
maturity, bears interest at a fixed rate of 4.875%, and has a final maturity date on 24 June 2033.
German bond issue of EUR 50 million (2032)
In 2012 the Group signed an agreement to issue EUR 50 million in the German bond (‘Schuldschein’) market. The German bond bears a fixed interest rate of 4.00% and matures on 12 November 2032.
144A Bond USD 250 million (2043)
In 2013 SES completed a 144A offering in the US market issuing a USD 250 million
30-year
bond with a coupon of 5.30% and a final maturity date on 4 April 2043.
144A Bond USD 500 million (2044)
In 2014 SES completed a 144A offering in the US market issuing a USD 500 million
30-year
bond with a coupon of 5.30% and a final maturity date of 25 March 2044.
Syndicated loan
The facility is provided by 19 banks and has been structured as a
5-year
multi-currency revolving credit facility. In 2021 the Company extended the termination date from 26 June 2025 to 26 June 2026. Another extension in 2024 set the termination date to
26 June 2028
. The facility is for EUR
1,200
 million and the interest payable is linked to a ratings grid. At the
31 December 2025
SES credit rating of BBB/

Ba1
, the interest rate is
80
basis points over EURIBOR/SOFR. As at 31 December 2025 and 2024, no
amount had been drawn under this facility.
European Investment Bank (‘EIB’) Financing Facility EUR 300 million (2029)
On 16 December 2022 SES signed a seven-year contract with the EIB which will support the funding of SES’s three fully digital satellites serving Western Europe, Africa and the Middle East. On 4 June 2025, SES drew down EUR 300 million, which bears interest at the
6-month
EURIBOR plus a margin of 0.867% (may vary depending on the SES credit rating).
EUR 115 million LuxGovSat Credit Facility
In 2015 LuxGovSat S.A. signed a financing agreement with BGL BNP Paribas for EUR 115 million at a fixed coupon rate of 3.30%. The facility is repayable in 14 semi-annual instalments and has a final maturity date of 1 December 2027. As at 31 December 2025, total borrowings of EUR 33 million were outstanding under the fixed term facility and the Company is in compliance with the covenants specified in the facility.
European Commercial Paper programme
In 2012 SES signed the documentation for the inception of a joint EUR 1,000 million guaranteed European commercial paper programme of SES S.A. and SES Americom
,
Inc. (previously SES Global Americas Holdings Inc.). Issuances under the programme represent senior unsecured obligations of the issuer and any issuance under the programme is guaranteed by the non-issuing
entity. The programme is rated by Moody’s Investors Services and Fitch Ratings and is compliant with the standards set out in the STEP Market Convention. On 4 July 2024, this programme was updated. As at 31 December 2025 and 2024, no borrowings were outstanding under this programme.
Deeply Subordinated Fixed Rate Resettable Securities (‘Hybrid Dual-tranche Bond Offering’)
On September 6, 2024, SES S.A. announced the successful launch and pricing of a hybrid dual-tranche bond offering of EUR 1 billion. The settlement took place on September 12, 2024 and the notes are listed on the Luxembourg Stock Exchange. The transaction is composed of:

•	a EUR 500 million 30-year Non-Call (NC) 5.25-year tranche with a first reset date on December 12, 2029, and

•	a EUR 500 million 30-year NC 8-year tranche with a first reset date on September 12, 2032.
The NC
5.25-year
notes bear a coupon of 5.5% per annum and were priced at 99.473% of their nominal value, while the NC
8-year
notes will bear a coupon of 6% per annum and were priced at par.
Fixed Term Loan (SES Astra 1P S. à r.l.)
In December 2025, SES received an interest-bearing loan of EUR 33.5 million from Volantis S.à r.l The loan has a fixed interest rate of 3.15%, will be repaid in instalments, and matures in 2031.
Floating Term Loan Facility (SES Satellites Ventures S. à r.l.)
In December 2025, SES entered into a loan agreement with Elm (Luxembourg) S.à r.l. for USD 28.1 million to be granted in several instalments. The loan has at Term SOFR plus 2.2% variable interest rate. As of

31 December 2025, the Group had USD 23.5 million
 of outstanding borrowings
. The loan is repayable in instalments, with a final maturity date in 2030.
Term Loan Agreement (‘TLA’)
On 16 July 2025, SES withdrew EUR 862 million (USD 1,000 million) under the TLA, with a maturity date set for 15 June 2029. The facility bears interest at the
3-month
Term SOFR reference rate plus a margin of 2.125% (may vary depending on the SES credit rating) and credit adjustment spread.
Bridge Facility Agreement
SES secured the financing for the Intelsat acquisition through an initial EUR 3 billion Bridge Facility, signed on 30 April 2024, and a EUR 963 million (USD 1 billion) Term Loan Agreement (‘TLA’) dated 14 June 2024. Upon entering into the TLA, EUR 930 million of the Bridge Facility was cancelled. Subsequently, following the issuance of EUR 1 billion in hybrid financing in 2024 and EUR 1 billion in bonds under the EMTN programme on 24 June 2025, an equivalent portion of the Bridge Facility (EUR1,079 million) was cancelled on the same date.
European Investment Bank (‘EIB’) Financing Facility EUR 25 million
On 23 December 2024, SES signed a finance contract with the EIB to support the funding of a satellite communications system for rural Central Asia. The facility is available for disbursement at fixed or floating rates linked to a ratings grid. At
31 December 2025 SES’s

credit rating of BBB/
Ba1
 equates to

a rate of
 0.475% per annum over EURIBOR (in the case of a floating rate) or over a base rate as determined by the EIB (in the case of a fixed rate). Final availability date falls 24 months after signature of the contract. As at 31 December 2025, no amount has been drawn under this facility.
European Investment Bank (‘EIB’) Financing Facility EUR 125 million
On 23 December 2024, SES signed a finance contract with the EIB to support the funding of a satellite constellation project. The facility is available for disbursement at fixed or floating rates linked to a ratings grid. At 31 December 2025 SES’s credit rating of BBB/Ba1 equates to a rate of 0.47% per annum over EURIBOR (in the case of a floating rate) or over a base rate as determined by the EIB (in the case of a fixed rate). Final availability date falls 24 months after signature of the contract. As at 31 December 2025, no amount has been drawn under this facility.
Repayment of Intelsat’s Senior Secured Notes
As part of the Intelsat acquisition, SES acquired EUR 2,631
m
i
llion of Senior Secured Notes, which were due in 2030.
On 17 July, subsequent to the closing of the acquisition, SES repaid the Notes including all accrued interest as at the settlement date.